Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	2023	2022	2023	2022
	Shares	Shares	$	$

Ordinary shares - fully paid	228,029,114	138,755,376	97,452,246	84,480,249

Summary of movements in ordinary share capital
Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Balance	1 July 2021	132,012,209		80,290,062
Issued on conversion of options	15 December 2021	25,000	$0.6680	16,700
Conversion of Triaxial Convertible Note	5 May 2022	1,855,357	$0.2500	464,000
ATM issue of shares No. 1	24 May 2022	10,000	$0.8260	8,256
ATM issue of shares No. 2	2 June 2022	10,000	$0.8020	8,025
ATM issue of shares No. 3	6 June 2022	88,710	$0.8370	74,258
ATM issue of shares No. 4	9 June 2022	603,500	$0.8400	507,035
ATM issue of shares No. 5	14 June 2022	75,940	$0.8240	62,583
ATM issue of shares No. 6	15 June 2022	2,000	$0.8300	1,661
ATM issue of shares No. 7	20 June 2022	4,072,660	$0.8690	3,540,403
Less: share issue transaction costs		—	$0.0000	(492,735)

Balance	30 June 2022	138,755,376		84,480,249

ATM issue of shares No. 8	7 July 2022	573,370	$0.7102	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.3316	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.2723	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.2465	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.2413	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.2469	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.2211	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.2187	6,200
Shares issued to Scientific Advisory Board	14 September 2022	60,000	$0.2100	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.1789	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.1865	2,293,288
ATM issue of shares No. 18	11 January 2023	20,000	$0.1380	2,761
Professional and sophisticated investors placement – 1st tranche	16 January 2023	25,387,018	$0.1100	2,792,572
Professional and sophisticated investors placement – 2nd tranche	2 8 February 2023	15,522,075	$0.1100	1,707,428
Share Placement Plan	3 March 2023	23,691,045	$0.1100	2,606,000
Less: share issue transaction costs		—	$0.0000	(400,750)

Balance		228,029,114		97,452,246